Submission	Jul. 15, 2026
Submission [Line Items]
Central Index Key	0002018222
Registrant Name	707 Cayman Holdings Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES